Stockholders' Equity - Fair value for options and assumptions used (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2017
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options	$ 6.16	$ 8.09
Expected term, in years	5 years 6 months 18 days	5 years 1 month 20 days
Expected volatility	39.82%	47.23%
Risk-free interest rate	0.371%	1.88%
Expected dividend yield	0.00%	0.00%
PRSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of PRSUs	$ 4.04
Expected term, in years	2 years 7 months 2 days
Expected volatility	45.00%
Risk-free interest rate	0.18%
Expected dividend yield	0.00%